LOANS, FINANCING, DEBENTURES AND LEASES - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	R$ 13,824,673	R$ 6,139,437
Initial adoption IFRS 16		8,618,072
Additions	5,199,080	2,771,254
Government grants (Note 21)		15,787
Financial charges (Note 27)	648,816	830,686	R$ 510,398
Issue costs	1,376	1,400
Foreign exchange variation (Note 27)		(1,104)
Write-offs (cancellation of contracts)	(315,291)	(107,213)
Write-offs (payments)	(6,078,780)	(4,443,646)
Costs and expenses incurred	(40,708)
Balance at end of the period	13,239,166	13,824,673	6,139,437
Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	48,850	1,582,570
Government grants (Note 21)		15,787
Financial charges (Note 27)	1,879	111,013
Foreign exchange variation (Note 27)		(1,104)
Write-offs (payments)	(50,617)	(1,659,416)
Balance at end of the period	112	48,850	1,582,570
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	3,104,350	3,173,910
Financial charges (Note 27)	87,635	197,386
Issue costs	1,376	1,400
Write-offs (payments)	(1,148,785)	(268,346)
Balance at end of the period	2,044,576	3,104,350	3,173,910
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	9,191,151	393,027
Initial adoption IFRS 16		8,618,072
Additions	4,828,542	1,803,941
Financial charges (Note 27)	526,127	457,985
Write-offs (cancellation of contracts)	(315,291)	(107,213)
Write-offs (payments)	(3,411,751)	(1,974,661)
Balance at end of the period	10,818,778	9,191,151	393,027
Financing - Suppliers
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	996,274	524,244
Additions	370,538	967,313
Financial charges (Note 27)	26,620	45,940
Write-offs (payments)	(1,017,732)	(541,223)
Balance at end of the period	375,700	996,274	524,244
Contingent Consideration
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	484,048	465,686
Financial charges (Note 27)	6,555	18,362
Write-offs (payments)	(449,895)
Costs and expenses incurred	R$ (40,708)
Balance at end of the period		R$ 484,048	R$ 465,686